UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lincluden Management Limited
Address:    1275 North Service Road W., Suite 607
            Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alanna Sinclair-Whitty
Title:  Assistant Vice President and Secretary
Phone:  (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty     Oakville, Ontario, Canada    October 21, 2009
[Signature]                          [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total:  $764,714

                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number       Name

1       028-11931                  Old Mutual (US) Holdings Inc.

30-Sep-09
Name of                          Title of                     Value     Shares or  Sh/  Put/ Investment   Other    Voting Authority
Issuer                           Class           Cusip        $000's    Prn Amt    Prn  Call Discretion  Managers  Sole Shared  None
ABB LTD.                         SPON ADR        000375204    $   5,076     253,270 Shs     DEFINED         1       253,270
AON CORP                         COM             037389103    $   1,467      36,065 Shs     DEFINED         1        36,065
APPLIED MATLS INC.               COM             038222105    $   4,265     318,725 Shs     DEFINED         1       318,725
AUTOLIV INC.                     COM             052800109    $   2,995      89,135 Shs     DEFINED         1        89,135
AXA                              SPON ADR        054536107    $   3,307     122,245 Shs     DEFINED         1       122,245
BANK OF AMERICA CORPORATION      COM             060505104    $   3,833     226,515 Shs     DEFINED         1       226,515
BANK MONTREAL QUE                COM             063671101    $  47,035     931,500 Shs     DEFINED         1       931,500
BANK NOVA SCOTIA HALIFAX         COM             064149107    $  29,267     642,480 Shs     DEFINED         1       642,480
BARCLAYS PLC                     ADR             06738E204    $   2,890     122,245 Shs     DEFINED         1       122,245
BARRICK GOLD INC.                COM             067901108    $  37,408     989,900 Shs     DEFINED         1       989,900
BCE INC                          COM             05534B109    $  23,441     952,945 Shs     DEFINED         1       952,945
BP PLC                           SPON ADR        055622104    $   2,017      37,900 Shs     DEFINED         1        37,900
BRINKS CO                        COM             109696104    $   1,902      74,320 Shs     DEFINED         1        74,320
BROOKFIELD PPTYS CORP.           COM             112900105    $  19,661   1,737,390 Shs     DEFINED         1     1,737,390
CAE INC.                         COM             124765108    $  17,928   2,125,200 Shs     DEFINED         1     2,125,200
CAMECO  CORP.                    COM             13321L108    $  15,584     562,745 Shs     DEFINED         1       562,745
CANADIAN NATURAL RESOURCES LTD.  COM             136385101    $  25,419     377,175 Shs     DEFINED         1       377,175
CHEVRON                          COM             166764100    $   3,792      53,835 Shs     DEFINED         1        53,835
CISCO SYSTEMS INC.               COM             17275R102    $   4,910     208,585 Shs     DEFINED         1       208,585
COCA-COLA COMPANY                COM             191216100    $   4,214      78,475 Shs     DEFINED         1        78,475
COMCAST CORP.                    CL A            20030N101    $   6,367     377,204 Shs     DEFINED         1       377,204
DANAHER CORP DEL                 COM             235851102    $   3,786      56,235 Shs     DEFINED         1        56,235
DELL INC.                        COM             24702R101    $   3,016     197,660 Shs     DEFINED         1       197,660
DEVON ENERGY CORP.               COM             25179M103    $   3,452      51,270 Shs     DEFINED         1        51,270
DIAGEO PLC                       SPON ADR        25243Q205    $   2,645      43,010 Shs     DEFINED         1        43,010
DU PONT E I DE NEMOURS & CO      COM             263534109    $   3,057      95,124 Shs     DEFINED         1        95,124
EBAY INC.                        COM             278642103    $   3,916     165,930 Shs     DEFINED         1       165,930
ENBRIDGE INC.                    COM             29250N105    $     147       3,810 Shs     DEFINED         1         3,810
ENCANA CORP                      COM             292505104    $  27,864     482,150 Shs     DEFINED         1       482,150
FRANCE TELECOM SA                SPON ADR        35177Q105    $   2,787     103,515 Shs     DEFINED         1       103,515
GLAXOSMITHKLINE PLC              SPON ADR        37733W105    $   3,870      97,945 Shs     DEFINED         1        97,945
HONEYWELL INTL INC               COM             438516106    $   4,039     108,710 Shs     DEFINED         1       108,710
HSBC HLDGS PLC                   SPON ADR NEW    404280406    $   3,543      61,780 Shs     DEFINED         1        61,780
IMS HEALTH INC.                  COM             449934108    $   2,257     147,015 Shs     DEFINED         1       147,015
ING GROEP N V                    SPON ADR        456837103    $   3,356     188,222 Shs     DEFINED         1       188,222
JOHNSON & JOHNSON                COM             478160104    $   3,302      54,221 Shs     DEFINED         1        54,221
KONINKLIJKE PHILIPS ELECTRS      NY REG SH NEW   500472303    $   3,182     130,640 Shs     DEFINED         1       130,640
LOWES COMPANIES INC.             COM             548661107    $   3,654     174,512 Shs     DEFINED         1       174,512
MANULIFE FINL CORP               COM             56501R106    $  30,100   1,403,125 Shs     DEFINED         1     1,403,125
METLIFE INC.                     COM             59156R108    $   3,088      81,115 Shs     DEFINED         1        81,115
MICROSOFT CORP.                  COM             594918104    $   5,413     210,473 Shs     DEFINED         1       210,473
NOKIA CORP                       SPON ADR        654902204    $   4,882     333,940 Shs     DEFINED         1       333,940
NTT DOCOMO INC.                  SPON ADR        62942M201    $   5,916     373,025 Shs     DEFINED         1       373,025
ORACLE CORP                      COM             68389X105    $   5,616     269,487 Shs     DEFINED         1       269,487
PANASONIC CORP.                  ADR             69832A205    $   3,339     228,700 Shs     DEFINED         1       228,700
PENN WEST ENERGY TR              TR UNIT         707885109    $  27,999   1,698,480 Shs     DEFINED         1     1,698,480
PFIZER INC                       COM             717081103    $   3,436     207,605 Shs     DEFINED         1       207,605
PIONEER NATURAL RESOURCES CO.    COM             723787107    $   3,379      93,110 Shs     DEFINED         1        93,110
QUEST DIAGNOSTICS INC.           COM             74834L100    $   3,457      66,245 Shs     DEFINED         1        66,245
RESEARCH IN MOTION LTD.          COM             760975102    $  11,108     164,645 Shs     DEFINED         1       164,645
ROGERS COMMUNICATIONS INC        CL B            775109200    $  25,368     900,250 Shs     DEFINED         1       900,250
ROYAL BANK OF CANADA             COM             780087102    $  35,179     761,420 Shs     DEFINED         1       761,420
SANOFI AVENTIS                   SPON ADR        80105N105    $   3,636      98,415 Shs     DEFINED         1        98,415
SHAW COMMUNICATIONS              CL B CONV       82028K200    $  23,327   1,291,255 Shs     DEFINED         1     1,291,255
SIEMENS AG                       SPON ADR        826197501    $   2,695      28,990 Shs     DEFINED         1        28,990
SUN LIFE FINL INC.               COM             866796105    $  29,155     932,290 Shs     DEFINED         1       932,290
SUNCOR ENERGY INC                COM             867229106    $  41,196   1,181,687 Shs     DEFINED         1     1,181,687
3M CO                            COM             88579Y101    $   3,842      52,055 Shs     DEFINED         1        52,055
TALISMAN ENERGY INC              COM             87425E103    $  25,238   1,453,315 Shs     DEFINED         1     1,453,315
TELUS CORP.                      NON -VTG        87971M202    $     148       4,780 Shs     DEFINED         1         4,780
THERMO FISHER SCIENTIFIC INC     COM             883556102    $   2,159      49,430 Shs     DEFINED         1        49,430
THOMSON REUTERS CORP             COM             884903105    $  33,810   1,010,345 Shs     DEFINED         1     1,010,345
TORONTO DOMINION BK ONT          COM NEW         891160509    $  40,628     629,395 Shs     DEFINED         1       629,395
TOTAL S A                        SPON ADR        89151E109    $   3,036      51,224 Shs     DEFINED         1        51,224
TOYOTA MOTOR CORP                SPON ADR        892331307    $   3,966      50,480 Shs     DEFINED         1        50,480
TRANSCANADA CORP.                COM             89353D107    $  26,428     849,620 Shs     DEFINED         1       849,620
VERIZON COMMUNICATIONS           COM             92343V104    $   2,940      97,120 Shs     DEFINED         1        97,120
WALGREEN CO.                     COM             931422109    $   6,719     179,315 Shs     DEFINED         1       179,315
WELLS FARGO & CO NEW             COM             949746101    $   2,403      85,265 Shs     DEFINED         1        85,265
ZIMMER HOLDINGS INC.             COM             98956P102    $   4,456      83,360 Shs     DEFINED         1        83,360